Restricted Cash and Investments - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2010	Dec. 31, 2014
Restricted Cash and Investments [Line Items]
Qualified expenditure for construction of facility	$ 275,300,000	$ 311,800,000
Restricted cash or investment	0			0
30-Year Variable Rate Gulf Opportunity Zone Bonds [Member]
Restricted Cash and Investments [Line Items]
Debt instrument face amount			$ 600,000,000
Term of variable rate bonds, years			30 years